Buffalo Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 18.8%
Entertainment - 1.5%
Liberty Live Holdings, Inc. - Class C (a)	35,000	$2,910,600

Interactive Media & Services - 17.3%
Alphabet, Inc. - Class A	51,100	15,994,300
Alphabet, Inc. - Class C	21,000	6,589,800
Meta Platforms, Inc. - Class A	15,813	10,438,003
		33,022,103
Total Communication Services		35,932,703

Consumer Discretionary - 11.9%
Broadline Retail - 9.9%
Amazon.com, Inc. (a)	72,820	16,808,312
MercadoLibre, Inc. (a)	1,000	2,014,260
		18,822,572
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.	720	3,855,838
Total Consumer Discretionary		22,678,410

Energy - 0.9%
Energy Equipment & Services - 0.9%
SLB Ltd.	46,633	1,789,774

Financials - 8.2%
Capital Markets - 2.0%
MSCI, Inc.	3,615	2,074,034
S&P Global, Inc.	3,300	1,724,547
		3,798,581
Financial Services - 6.2%
Mastercard, Inc. - Class A	8,515	4,861,043
Shift4 Payments, Inc. - Class A (a)	27,567	1,735,894
Visa, Inc. - Class A	14,758	5,175,778
		11,772,715
Total Financials		15,571,296

Health Care - 9.5%
Health Care Equipment & Supplies - 4.3%
Edwards Lifesciences Corp. (a)	27,475	2,342,244
Establishment Labs Holdings, Inc. (a)	26,970	1,965,573
IDEXX Laboratories, Inc. (a)	2,856	1,932,170
Intuitive Surgical, Inc. (a)	3,600	2,038,896
		8,278,883
Health Care Providers & Services - 1.8%
Progyny, Inc. (a)	74,024	1,900,936
UnitedHealth Group, Inc.	4,500	1,485,495
		3,386,431
Health Care Technology - 1.2%
Veeva Systems, Inc. - Class A (a)	10,259	2,290,117

Life Sciences Tools & Services - 2.2%
Danaher Corp.	6,059	1,387,026
Thermo Fisher Scientific, Inc.	4,768	2,762,818
		4,149,844
Total Health Care		18,105,275

Industrials - 5.6%
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	49,153	1,924,340

Ground Transportation - 1.7%
Uber Technologies, Inc. (a)	40,278	3,291,115

Professional Services - 2.9%
TransUnion	41,322	3,543,362
Verisk Analytics, Inc.	8,587	1,920,826
		5,464,188
Total Industrials		10,679,643

Information Technology - 40.0% (b)
IT Services - 0.7%
Gartner, Inc. (a)	5,250	1,324,470

Semiconductors & Semiconductor Equipment - 15.9%
Broadcom, Inc.	19,943	6,902,272
NVIDIA Corp.	125,000	23,312,500
		30,214,772
Software - 15.2%
Intuit, Inc.	3,100	2,053,502
Microsoft Corp.	44,350	21,448,547
Palo Alto Networks, Inc. (a)	9,588	1,766,110
Procore Technologies, Inc. (a)	25,000	1,818,500
ServiceNow, Inc. (a)	12,620	1,933,258
		29,019,917
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	57,750	15,699,915
Total Information Technology		76,259,074

Materials - 1.1%
Chemicals - 1.1%
Linde PLC	4,971	2,119,585

Real Estate - 2.4%
Real Estate Management & Development - 2.4%
CBRE Group, Inc. - Class A (a)	18,000	2,894,220
CoStar Group, Inc. (a)	24,000	1,613,760
Total Real Estate		4,507,980
TOTAL COMMON STOCKS (Cost $54,140,085)		187,643,740

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (c)	3,480,042	3,480,042
TOTAL MONEY MARKET FUNDS (Cost $3,480,042)		3,480,042

TOTAL INVESTMENTS - 100.2% (Cost $57,620,127)		191,123,782
Liabilities in Excess of Other Assets - (0.2)%		(298,391)
TOTAL NET ASSETS - 100.0%		$190,825,391

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$187,643,740	$–	$–	$187,643,740
Money Market Funds	3,480,042	–	–	3,480,042
Total Investments	$191,123,782	$–	$–	$191,123,782

Refer to the Schedule of Investments for further disaggregation of investment categories.